Leases - Schedule of Expenses Incurred with Respect to Finance Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Amortization expense	$ 85,985	$ 85,986	$ 171,971	$ 171,971	$ 343,942	$ 200,633
Interest expense	0	12,734	5,298	27,718	45,987	36,865
Total Finance lease expense	$ 85,985	$ 98,720	$ 177,269	$ 199,689	$ 389,929	$ 237,498